TAXES ON INCOME (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Current taxes	$ 798	$ 133	$ 364
Deferred taxes	(552)	182	(458)
Taxes in respect of previous years	5		137
Total income tax benefits	$ 251	$ 315	$ 43